Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components for the provision of income taxes
	December 31, 2019	December 31, 2018
Current Federal and State	$16,500	$(85,000)
Deferred Federal and State	(1,218,900)	(697,000)
Total (benefit) provision for income taxes	$(1,202,400)	$(782,000)

Schedule of reconciliation of the statutory US Federal income tax rate to the company’s effective income tax rate
	December 31, 2019	December 31, 2018
Federal tax	21.0%	21.0%
State tax	5.5%	8.1%
Gain on bargain purchase	0.0%	5.8%
Permanent items	(0.2)%	(2.2)%
Rate change from TCJA	0.0%	4.3%
Other	0.0%	(2.3)%
Effective income tax rate	26.3%	34.7%

Schedule of major components of deferred tax assets and liabilities
	December 31, 2019	December 31, 2018
Deferred tax assets
Receivables	$8,000	$8,000
Related party accruals	156,000	58,000
Inventory obsolescence	115,000	29,000
Sales return reserve	51,000	-
Business interest limitation	343,000	-
Other	8,000	7,000
Loss carryforward	624,000	473,000
Total deferred tax assets	$1,305,000	$575,000

Deferred tax liabilities
Fixed assets	$(652,000)	$(940,000)
Intangibles	(18,000)	-
Total deferred tax liabilities	$(670,000)	$(940,000)
		-
Total net deferred income tax assets (liabilities)	$635,000	$(365,000)

Schedule of activity related to the gross unrecognized tax benefits (excluding interest and penalties)
	December 31, 2019	December 31, 2018
Gross unrecognized tax benefit at the beginning of the year	$-	$126,000
Increase in tax positions to the current year	-	-
Adjustment to acquisition purchase price	-	(120,000)
Decreases due to lapses in applicable statutes of limitations	-	(6,000)
Total (benefit) provision for income taxes	$-	$-

Schedule of prepaid and deferred tax assets and liabilities
	As of December 31,
	2019	2018
Prepaid income taxes (accrued tax liability)	$(24,000)	$173,000
Deferred tax asset (liability)	$635,000	$(365,000)

	Years Ended December 31,
	2019	2018
Income tax benefit	$1,202,000	$781,000